UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment [ ];     Amendment Number:
This Amendment (Check only one):[ ] is a restatement.
                                [ ] adds, new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Ken Roberts Investment Management Inc.
Address:601 W. Riverside Ave., Suite 1670
        Spokane, WA  99201

13F File Number:   28-6910

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Kenneth M. Roberts
Title:  President, Chief Investment Officer
Phone:  509-624-5591
Signature, Place, and Date of Signing:

       Kenneth M. Roberts       Spokane, Washington       November 7, 2000

Report Type (Check only one):

[X]     13F HOLDING REPORT
[ ]     13F NOTICE
[ ]     13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:   None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


FORM 13F INFORMATION TABLE

                Title of                    Value          Invstmt Voting Aut
Name of Issuer   Class   CUSIP             (x$1000) Shares Dscretn   None

3Com Corp.        Com   885535104               680   35450  Sole     35450
Abbott Laborator  Com   002824100               247    5190  Sole      5190
Actel Corp.       Com   004934105              6665  185452  Sole    185452
Advanced Polymer
Systems Inc.      Com   00754G102               103   48500  Sole     48500
Airborne Freight  Com   009266107              2088  204900  Sole    204900
Alaska Air Group  Com   011659109              4728  196995  Sole    196995
Albertsons Inc.   Com   013104104              3971  189101  Sole    189101
American Express  Com   025816109               408    6718  Sole      6718
Autozone          Com   053332102              6657  296420  Sole    296420
Bank of America   Com   060505104              4802   91678  Sole     91678
Boise Cascade     Com   097383103               450   16950  Sole     16950
Bristol Myers Sq  Com   110122108               374    6542  Sole      6542
Build. Materials
Holding Corp.     Com   120113105               686   77250  Sole     77250
Cardinal Health   Com   14149Y108              7569   85830  Sole     85830
Cascade Nat. Gas  Com   147339105               480   27400  Sole     27400
Centennial Banco  Com   15133T104                67   11207  Sole     11207
Chevron Corp.     Com   166751107               397    4653  Sole      4653
Citigroup         Com   172967101              5619  103933  Sole    103933
Clorox Companies  Com   189054109               237    6000  Sole      6000
Coastal Corporat  Com   190441105               321    4336  Sole      4336
Coca Cola Co.     Com   191216100              5396   97881  Sole     97881
EEX Corp.         Com   26842V108               277   57513  Sole     57513
Emerson Electric  Com   291011104              3306   49350  Sole     49350
Exxon Mobile      Com   30231G102               643    7215  Sole      7215
FLIR Systems      Com   302445101               385   64100  Sole     64100
Fed. National Mortg.
Association       Com   313586109               221    3085  Sole      3085
First Indus.
Realty Trust      Com   32054K103               398   12950  Sole     12950
First Savings
Bank of WA.       Com   33748T104              1413   90076  Sole     90076
Gap Stores        Com   364760108              3620  179875  Sole    179875
General Electric  Com   369604103              1156   20046  Sole     20046
Global Crossing
Limited           Com   G3921A100               477   15400  Sole     15400
HSB Group Inc.    Com   40428N109               331    8250  Sole      8250
HealthSouth       Com   421924101              3755  462200  Sole    462200
Home Properties
of N.Y.           Com   437306103               433   14500  Sole     14500
ICOS Corp.        Com   449295104              1520   28074  Sole     28074
Ikon Office Sol.  Com   451713101                59   15000  Sole     15000
Intel Corp.       Com   458140100              7113  171140  Sole    171140
IBM               Com   459200101              3025   26888  Sole     26888
Istar Financial   Com   45031U101              1620   72196  Sole     72196
JP Realty         Com   46624A106               823   45550  Sole     45550
Kaneb Services    Com   484170105               485  104900  Sole    104900
Kemper Interm.
Gov't Trust       Com   488413105               392   60300  Sole     60300
Keycorp           Com   493267108              2283   90175  Sole     90175
Keytronic         Com   493144109              1026  218950  Sole    218950
Klamath First
Bancorp           Com   49842P103               145   11400  Sole     11400
LTV Corp.         Com   501921100               858  653125  Sole    653125
Liberty Allstar
Equity Fund       Com   530158104               837   63787  Sole     63787
MCI Worldcom Inc  Com   98157D106              3206  105559  Sole    105559
Mentor Graphics   Com   587200106              2823  119800  Sole    119800
Merck & Co.       Com   589331107               417    5604  Sole      5604
Microsoft         Com   594918104             14579  241718  Sole    241718
NCH Corp.         Com   628850109               254    7200  Sole      7200
Nordstrom         Com   655664100              4694  301598  Sole    301598
Office Depot      Com   676220106              5068  648636  Sole    648636
Officemax         Com   67622M108              3288  922841  Sole    922841
Oracle Corp.      Com   68389X105              3250   41270  Sole     41270
Pacific Northwest
Bancorp           Com   69466M103               244   18860  Sole     18860
Palm Inc.         Com   696642107              2787   52644  Sole     52644
Pfizer Inc.       Com   717081103               359    7985  Sole      7985
Plum Creek Timb.  Com   729251108              1555   69700  Sole     69700
Putnam Master
Interm. Inc. Tr.  Com   746909100               346   53756  Sole     53756
Qualcomm          Com   747525103              5555   77965  Sole     77965
Rouse Co.         Com   779273101               858   34400  Sole     34400
Safeco            Com   786429100              3188  116995  Sole    116995
Semitool          Com   816909105               346   27000  Sole     27000
Shurgard Storage  Com   82567D104              2210   97931  Sole     97931
Starbucks         Com   855244109              9394  234490  Sole    234490
Sterling Finl.    Com   859319105              1170  102885  Sole    102885
Sun Microsystems  Com   866810104               280    2400  Sole      2400
Supervalu         Com   868536103              1133   75200  Sole     75200
Tenet Healthcare  Com   88033G100               827   22745  Sole     22745
US Bancorp        Com   902973106              7617  334804  Sole    334804
Umpqua Holdings   Com   904214103               380   48700  Sole     48700
Union Pacific     Com   907818108              5324  136950  Sole    136950
UnumProvident Co  Com   91529Y106              3420  125500  Sole    125500
Verizon Comm.     Com   92343V104               420    8665  Sole      8665
Wal-Mart          Com   931142103              8777  182373  Sole    182373
Washington Fed.
Savings & Loan    Com   938824109              1562   68680  Sole     68680
Washington Mut.
Savings Bank      Com   939322103             13827  347295  Sole    347295
Watchguard
Technologies Inc  Com   941105108               467    7775  Sole      7750
Wendy's Intl Inc  Com   950590109              4321  215350  Sole    215350
Western Prop. Tr  Com   959261108              1372  111390  Sole    111390
Weyerhauser       Com   962166104              8632  213808  Sole    213808
Willamette Ind.   Com   969133107              1161   41479  Sole     41479
Wolverine World
Wide              Com   978097103              3637  390500  Sole    390500


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   0

Form 13F Information Table Entry Total:   85

Form 13F Information Table Value $     217,294